Benefit Plans, Fair Values of Pension Plan Assets by Asset Category (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		$ 310.2	$ 269.9
Total contribution to defined contribution plans		19.5	15.9	$ 13.7
Amount of actuarially calculated contribution		4.3	4.1
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	2.6	1.3
Equity Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		129.7	122.8
Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		5.3	11.1
Equity Funds [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	124.4	111.7
Fixed Income Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		115.8	109.7
Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		25.6	18.9
Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		29.1	33.0
Fixed Income Funds [Member] | US Fixed Income - Government Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		3.9
Fixed Income Funds [Member] | US Fixed Income - Short Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		4.6
Fixed Income Funds [Member] | US Fixed Income - Intermediate Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		38.4	34.8
Fixed Income Funds [Member] | US Fixed Income - Long Corporate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		14.2	23.0
Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	43.3	19.9
Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	18.8	16.2
Investments Measured at NAV [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	121.0	106.1
Investments Measured at NAV [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1],[5]	0.0	0.0
Investments Measured at NAV [Member] | Equity Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	59.9	48.3
Investments Measured at NAV [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	0.0	0.0
Investments Measured at NAV [Member] | Equity Funds [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2],[5]	59.9	48.3
Investments Measured at NAV [Member] | Fixed Income Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	61.1	57.8
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	0.0	0.0
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	0.0	0.0
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | US Fixed Income - Government Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	3.9
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | US Fixed Income - Short Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	4.6
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | US Fixed Income - Intermediate Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	38.4	34.8
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | US Fixed Income - Long Corporate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	14.2	23.0
Investments Measured at NAV [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3],[5]	0.0	0.0
Investments Measured at NAV [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4],[5]	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		25.6	19.5
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	2.6	1.3
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		23.0	18.2
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Funds [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	23.0	18.2
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | US Fixed Income - Government Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | US Fixed Income - Short Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | US Fixed Income - Intermediate Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | US Fixed Income - Long Corporate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	0.0	0.0
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		144.8	128.1
Significant Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Equity Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		46.8	56.3
Significant Observable Inputs (Level 2) [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		5.3	11.1
Significant Observable Inputs (Level 2) [Member] | Equity Funds [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	41.5	45.2
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		54.7	51.9
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		25.6	18.9
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		29.1	33.0
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | US Fixed Income - Government Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | US Fixed Income - Short Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | US Fixed Income - Intermediate Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | US Fixed Income - Long Corporate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	43.3	19.9
Significant Observable Inputs (Level 2) [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		18.8	16.2
Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | US Fixed Income - Government Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | US Fixed Income - Short Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | US Fixed Income - Intermediate Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | US Fixed Income - Long Corporate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	$ 18.8	$ 16.2

[1]	Cash and cash equivalents consist of traditional domestic and foreign highly liquid short-term securities with the goal of providing liquidity and preservation of capital while maximizing return on assets.
[2]	The International category consists of investment funds focused on companies operating in developed and emerging markets outside of the U.S. These investments target broad diversification across large and mid/small-cap companies and economic sectors.
[3]	International real estate consists primarily of equity and debt investments made, directly or indirectly, in various interests in unimproved and improved real properties.
[4]	Other investments consist of insurance and reinsurance contracts securing the retirement benefits. The fair value of these contracts was calculated at the discount value of premiums paid by the Company, less expenses charged by the insurance providers. The insurance providers with which the Company has placed these contracts are well-known financial institutions with an established history of providing insurance services.
[5]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.